UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment [ ]; Amendment Number:
                                               ----------
         This Amendment (Check only one.):  [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Roark, Rearden & Hamot Capital Management, LLC*
Address:  420 Boylston Street
          Boston, MA 02116

Form 13F File Number:  28-11722

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Seth W. Hamot
Title:   Managing member
Phone:   (617) 595-4400

Signature, Place, and Date of Signing:

  /s/ Seth W. Hamot        Boston, MA                 August 12, 2009
----------------------   ------------------------   ----------------------------

* Roark, Rearden & Hamot Capital Management, LLC is the management company to Costa Brava Partnership III L.P. Seth W. Hamot is the managing member of Roark, Rearden & Hamot Capital Management, LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                         Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          3

Form 13F Information Table Entry Total:     39

Form 13F Information Table Value Total:     $85,266
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.    Form 13F File        Number Name

         1      28-11734             Costa Brava Partnership III L.P.
         2      28-11736             Roark, Rearden & Hamot, LLC
         3      28-11733             Seth W. Hamot


                                                   Costa Brava Partnership III L.P.
                                              Form 13F Information Table as of 6/30/2009


                                                                                                                Voting Authority
                                                                   Shares   Market
                                                                   or PRN   Value    Investment  Other
Name of Issuer                       Title of Class      CUSIP     Amount Long x1000 Discretion Managers    Sole      Shared    None

ACTIVIDENTITY CORP                  COM                00506P103   649625   1,644      sole                649625
ALESCO FINL INC                     COM               '014485106   100000      79      sole                100000
ANNALY CAP MGMT INC                 COM               '035710409    75000   1,136      sole                 75000
BOOTS & COOTS / INTL WELL CTRL INC  COM               '099469504   474376     659      sole                474376
BREITBURN ENERGY PARTNERS L P       COM UT LTD PTN     106776107   357702   2,747      sole                357702
CAPITALSOURCE INC                   COM                14055X102   950500   4,638      sole                950500
CCA INDS INC                        COM                124867102   574300   1,815      sole                574300
CHIMERA INVT CORP                   COM                16934Q109   924876   3,228      sole                924876
COLLECTORS UNIVERSE INC             COM NEW            19421R200    37600     183      sole                 37600
CUSHING MLP TOTAL RETURN FD         COM SHS            231631102    30300     177      sole                 30300
DELIA'S INC NEW                     COM                246911101  1004939   2,392      sole               1004939
DG FASTCHANNEL INC                  COM                23326R109   474500   8,683      sole                474500
DG FASTCHANNEL INC                  CALL               23326R909     -200     (12)     sole                  -200
EDCI HLDGS INC                      COM                268315108     9001      47      sole                  9001
ENTORIAN TECHNOLOGIES INC           COM                29383P100  1102173     369      sole               1102173
FIVE STAR QUALITY CARE INC FVE
20261015
     3.750000%                      NOTE 3.750% 10/1   33832DAB2  1350000     839      sole               1350000
HECKMANN CORP                       COM                422680108   692500   2,597      sole                692500
HI-TECH PHARMACAL INC               COM                42840B101   332867   2,963      sole                332867
IMAX CORP                           COM                45245E109   489000   3,971      sole                489000
INCONTACT INC                       COM                45336E109   141800     389      sole                141800
KAPSTONE PAPER & PACKAGING C        *W EXP 08/15/200   48562P111   613004      86      sole                613004
KAPSTONE PAPER & PACKAGING C        COM                48562P103    25000     117      sole                 25000
KRATOS DEFENSE & SECURITY SO        COM                50077B108   834100     742      sole                834100
LIBERTY ACQUISITION HLDGS CO        *W EXP 12/12/201   53015Y115  3503000   1,401      sole               3503000
MEDQUIST INC                        COM                584949101  2423272   4,733      sole               2423272
MOTORCAR PTS AMER INC               COM                620071100   549612   2,160      sole                549612
NABI BIOPHARMACEUTICALS             COM                629519109   200000     484      sole                200000
NATUZZI SPA                         ADR                63905A101   492700     936      sole                492700
NUANCE COMMUNICATIONS INC           COM                67020Y100    50000     605      sole                 50000
OCWEN FINL CORP                     COM NEW            675746309   500000   6,485      sole                500000
OCWEN FINL CORP                     CALL                  QOCNGV     -300     (20)     sole                  -300
OCWEN FINL CORP                     CALL                  QOCNJV     -110     (17)     sole                  -110
ORANGE 21 INC                       COM                685317109  3244542   2,563      sole               3244542
PAIN THERAPEUTICS INC               COM                69562K100   100000     537      sole                100000
QLT INC                             COM                746927102  2266885   4,806      sole               2266885
SELECTICA INC                       COM                816288104   195000      82      sole                195000
TECHTEAM GLOBAL INC                 COM                878311109  1319274   8,628      sole               1319274
TRANSCEND SERVICES INC              COM NEW            893929208    23850     378      sole                 23850
TRIMERIS INC                        COM                896263100   997630   2,015      sole                997630